Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 18, 2014	Sep. 30, 2013 Notes Payable [Member]	Sep. 18, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member] debt_covenant	Sep. 30, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 18, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 30, 2013 Unsecured Senior Notes [Member] Unsecured Senior Notes at 4.26%, due on September 18, 2034 [Member]	Sep. 30, 2014 Unsecured Senior Notes [Member] Unsecured Senior Notes at 7.66% [Member]	Sep. 30, 2013 Unsecured Senior Notes [Member] Unsecured Senior Notes at 7.66% [Member]	Sep. 30, 2014 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 30,500,000
Stated percentage rate							4.26%	4.26%		7.66%	7.66%
Long-term debt							30,500,000		0	0	8,000,000	0	5,000,000
Unsecured term note	0	15,000,000		15,000,000	15,000,000
Fixed rate related to interest rate swap				5.74%	5.74%
Effective interest rate													5.79%
Early termination fees	$ 2,237,961	$ 0	$ 0
Number of debt covenants						2
Debt covenant, maximum ratio of total long-term debt to total capitalization						65.00%
Debt covenant, maximum ratio of priority indebtedness to total assets						15.00%